Related Party Transactions (Details) - Schedule of Remuneration of Directors and Key Management Personnel - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payments to key management personnel:
Salaries, consulting and directors’ fees	$ 1,443,601	$ 1,387,221	$ 1,271,532
Share-based payments	713,514	2,126,970	235,737
Total	$ 2,157,115	$ 3,514,191	$ 1,507,269